December 22, 2009

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street NE
Washington, D.C.  2549-8629

Subject:             Variable Account II of
           Nationwide Life Insurance Company
           SEC File No. 033-67636
           CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account II (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”) we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 29 to the Registration Statement for the Company and the Variable Account which became effective December 21, 2009.

Please contact the undersigned at (614) 249-5276 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ RONDA EVANS

Ronda Evans
Assistant General Counsel

Home Office:  One Nationwide Plaza Nationwide Insurance
Columbus, Ohio 43215-2220 Nationwide Financial

Legal Counsel to the Nationwide Insurance Companies and their Associated Companies